Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Policies and Practices Related to the Grant of Equity Awards

The Company does not have any formal policies regarding the timing of awards of options in relation to the disclosure of material nonpublic information by the Company. We grant equity awards, including stock options and RSUs, to our employees and directors on an annual basis. The Company’s historical practice through 2024 was to make annual grants of equity awards, including options and RSUs, in the fourth quarter of each year, following the release of the Company’s financial results for its third fiscal quarter. In 2025, no annual grants were made as the Company decided to align timing of annual equity grants with its annual performance review and cash bonus cycle. Starting in 2026, these annual grants are made in the first quarter of the year. As a result, these grants typically are made at a time when possession of material nonpublic information is less likely. We also grant equity awards to individuals upon hire, certain promotions and for retention. New hire and promotion equity grants are granted based upon the date of the commencement of employment and effective date of the promotion, respectively. Retention grants are granted ad-hoc as the Company, upon recommendation from the compensation committee, deems appropriate. As a result, the timing of grants of equity awards occurs independent of the release of any material nonpublic information, and we do not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	We grant equity awards, including stock options and RSUs, to our employees and directors on an annual basis. The Company’s historical practice through 2024 was to make annual grants of equity awards, including options and RSUs, in the fourth quarter of each year, following the release of the Company’s financial results for its third fiscal quarter.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false